Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 14 - Shareholders’ Equity

A. General

The Company shares are traded on the NASDAQ Global Market under the symbol of CAMT, and also listed and traded on the Tel-Aviv stock exchange.

In November 2020, the Company completed a successful public offering of 4,025,000 ordinary shares, which includes the full exercise of the underwriters’ option to purchase 525,000 additional ordinary shares, at a price to the public of $17.00 per share. The net proceeds to the Company, after the deduction of underwriting discounts and commissions and other offering expenses, totaled $64,320.

B. Stock Option Plan

As of December 31, 2021, the Company has one effective Share Incentive Plan (and Sub-Plan for Grantees Subject to Israeli Taxation) for the issuance of options, restricted share units and/ or restricted shares to employees, officers, directors, consultants and other services providers of the Company or any affiliated companies thereof (the “2018 Plan”). The 2018 Plan was adopted by the Company in April 2018 and thereby replaced the Company’s previous equity plans (the “2014 Share Option Plan” and the “2007 Restricted Share Unit Plan”). The total number of equity awards that may be granted under the 2018 Plan during each calendar year is equal to three and a half percent (3.5%) of the Company’s total issued and outstanding Share capital as of December 31 of the preceding calendar year.

The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table and recognized over the vesting period of four years. The risk‑free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

2021 Grant
Valuation assumptions:
Dividend yield	0
Expected volatility	48%
Risk-free interest rate	1.19%
Expected life (years)	4.0
Vesting period (years)	1.0

The total intrinsic value of outstanding options as of December 31, 2021, 2020, and 2019 is $738, $1,628 and $2,343, respectively.

The total intrinsic value of vested options as of December 31, 2021, 2020, and 2019 is $683, $1,161 and $1,746 respectively.

The total stock option compensation expense related to continued operations amounted to $110, $120, and $269 in 2021, 2020 and 2019, respectively.

As of December 31, 2021, there was $63 of total unrecognized compensation cost related to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of less than one year.

Share option activity during the past three years is as follows:

	Year Ended December 31,
	2021		2020		2019
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$

Outstanding at January 1	89,925	3.80	309,792	3.29	519,785	3.16
Granted	5,704	36.45	-	-	-	-
Forfeited and cancelled	(106)	4.38	(12,876)	3.74	(10,750)	2.41
Exercised	(73,421)	3.67	(206,991)	3.04	(199,243)	2.69

Outstanding at year end	22,102	12.66	89,925	3.80	309,792	3.29

Exercisable at year end	16,398	4.38	63,253	3.55	225,110	3.08

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2021	22,102	12.66	3.743	738

Exercisable at December 31, 2021	16,398	4.38	2.73	683

The following table summarizes information about share options at December 31, 2021:

	Number of		average remaining
	outstanding	Number	Contractual term (years)
Exercise price US$	options	exercisable	of outstanding options

4.38	16,398	16,398	2.73
36.45	5,704	-	6.74
	22,102	16,398

The following table summarizes information about non-vested options at December 31, 2021:

		Weighted
		average
		grant- date
	Options	fair value

Balance at January 1, 2021	26,672	2.93
Granted	5,704	17.52
Vested	(26,672)	2.93
Forfeited	-	-

Balance at December 31, 2021	5,704	17.52
C.	Restricted Share Unit Plan

In April 2018, the Company adopted a Restricted Share Unit (“RSU”) Plan (the “Plan”) to replace the 2007 Restricted Share Unit Plan, pursuant to which the Company’s Board of Directors may grant shares to officers and key employees. The total number of shares, which may be granted to directors, officers, employees and consultants under this Plan, is limited to 3.5% out of the outstanding shares (1,534,632 as of December 31, 2021). Forfeited units are returned to the pool.

The exercise price for each grantee shall be as determined by the Board and specified in the applicable RSU notice of grant; provided, however, that unless otherwise determined by the Board (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law), the exercise price shall be no more than the underlying share’s nominal value. For the removal of any doubt, the Board is authorized (without the need for shareholder approval unless so required in order to comply with Mandatory Law) to determine that the exercise price of an RSU is to be $0.00.

Unless otherwise determined by the Board with respect to any specific grantee or to any specific grant, (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law) and provided accordingly in the applicable RSU notice of grant, the RSUs shall vest (become automatically exercised) according to the vesting schedules as determined by the Board.

	RSUs	Weighted average grant date value

Balance at January 1, 2021	1,337,684	$9.52
Granted	248,342	$34.33
Vested	(500,244)	$9.01
Forfeited	(26,601)	$10.88

Balance at December 31, 2021	1,059,181	$15.55

The total intrinsic value of outstanding RSUs as of December 31, 2021, 2020 and 2019 is $46.04, $21.91 and $10.83, respectively.

The weighted average grant date fair value of RSUs granted during 2021, 2020, and 2019 is $34.33, $11.83 and $8.61, respectively.

The total compensation cost from RSUs recognized in the year ending December 31, 2021, amounted to $5,705. The unrecognized compensation expense in the amount of $12,777 will be recognized in the years 2022 to 2025.

D.	Dividend

On September 4, 2019, the Company paid a dividend of $0.17 per share, totaling $6,551.